Segment, Geographic and Customer Information - Summarized Income Statement Amounts by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total net sales:
Revenue, Net	$ 837,926	$ 615,990	$ 1,668,149	$ 1,224,234	$ 2,542,063	$ 2,289,438	$ 2,025,751
Operating income:
Related party license income					0	36,034	42,680
Operating Income (Loss)	66,775	41,954	120,960	83,947	157,432	180,253	175,694
Other expense
Interest expense	7,512	4,737	13,234	9,461	18,027	9,924	9,149
Other (income) expense, net					(3,829)	957	122
Income from continuing operations before income taxes	55,715	45,390	103,370	82,879	143,234	169,372	166,423
Depreciation and amortization:
Depreciation and amortization	27,735	19,981	54,868	39,975	81,905	74,354	67,990
North America [Member]
Total net sales:
Revenue, Net	709,521	513,829	1,414,122	1,020,846	2,123,997	1,921,444	1,657,192
Europe [Member]
Total net sales:
Revenue, Net	128,405	102,161	254,027	203,388	418,066	367,994	368,559
Operating Segments [Member]
Total net sales:
Revenue, Net		615,990		1,224,234	2,542,063	2,289,438	2,025,751
Operating income:
Related party license income						36,034	42,680
Operating Income (Loss)	66,775	41,954	120,960	83,947	157,432	180,253	175,694
Other expense
Interest expense	7,512	4,737	13,234	9,461	(18,027)	(9,924)	(9,149)
Income from continuing operations before income taxes	55,715	45,390	103,370	82,879
Operating Segments [Member] | North America and Europe [Member]
Operating income:
Operating Income (Loss)	88,065	57,535	173,036	120,449	236,034	202,695	165,680
Operating Segments [Member] | North America [Member]
Operating income:
Operating Income (Loss)	74,052	49,688	148,626	105,899	215,155	178,960	137,807
Depreciation and amortization:
Depreciation and amortization	21,760	14,829	42,944	29,641	59,717	54,499	47,826
Operating Segments [Member] | Europe [Member]
Operating income:
Operating Income (Loss)	14,013	7,847	24,410	14,550	20,879	23,735	27,873
Depreciation and amortization:
Depreciation and amortization	5,677	5,073	11,349	10,194	21,628	19,855	20,164
Corporate [Member]
Operating income:
Operating Income (Loss)	(21,290)	(15,581)	(52,076)	(36,502)	(78,602)	(58,476)	(32,666)
Depreciation and amortization:
Depreciation and amortization	$ 298	$ 79	$ 575	$ 140	$ 560	$ 0	$ 0